ROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jul. 31, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PLANT PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	As of July 31,	As of July 31,
	2025	2026
Furniture, Fittings, Office Equipment & Renovation	$112,172	$121,299
Computer Terminal & Peripherals	25,871	47,992
Sub-total	138,043	169,291
Accumulated depreciation	(30,078)	(67,073)
Property and equipment, net	$107,965	$102,218